Significant Events During the Reporting Period (Details) - USD ($) $ in Thousands	Feb. 10, 2026	Feb. 05, 2026	Aug. 31, 2026	Jul. 28, 2026	Mar. 31, 2026	Mar. 13, 2026	Mar. 09, 2026	Mar. 02, 2026	Feb. 28, 2026	Jan. 31, 2026	Jan. 14, 2026	Jan. 08, 2026	Dec. 31, 2025	Dec. 29, 2025	Dec. 07, 2025	Dec. 02, 2025	Nov. 20, 2025	Nov. 13, 2025	Oct. 06, 2025	Oct. 01, 2025	Aug. 25, 2025	Aug. 07, 2025	Jul. 16, 2025	Jul. 02, 2025	Jun. 24, 2025	Mar. 26, 2025	Jul. 22, 2024	Jul. 09, 2024	May 30, 2022
Significant Events During the Reporting Period [Line Items]
Note received																											$ 6,000
Percentage of bearing annual interest																10.75%									11.00%	11.00%
Short term loans					$ 2,237								$ 5,768					$ 200						$ 500				$ 426	$ 2,009
Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		$ 2,000
Promissory Note [Member] | Alpha Capital Anstalt [Member]
Significant Events During the Reporting Period [Line Items]
Note received		$ 1,000				$ 350	$ 450					$ 200		$ 400	$ 500		$ 300		$ 775	$ 225	$ 1,000	$ 500	$ 1,000
Bearing annual interest		10.00%				10.00%	10.00%					10.00%
Repaid percentage		50.00%				50.00%	50.00%					50.00%
Percentage of bearing annual interest														10.00%	10.00%		10.00%		10.00%	10.00%	9.00%	9.00%	9.00%
Bridge Loan From Bank [Member]
Significant Events During the Reporting Period [Line Items]
Note received								$ 131			$ 524
Bearing annual interest								10.50%			10.50%
Repaid percentage								11.00%
Maximum [Member] | Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		$ 8,000
Minimum [Member] | Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		6,000
Subsequent Event [Member]
Significant Events During the Reporting Period [Line Items]
Shares granted	18,200
Subsequent Event [Member] | Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		2,000
Subsequent Event [Member] | Promissory Note [Member] | Alpha Capital Anstalt [Member]
Significant Events During the Reporting Period [Line Items]
Note received		$ 1,000	$ 200			$ 350	$ 450
Bearing annual interest		10.00%	10.00%			10.00%	10.00%
Repaid percentage		50.00%	50.00%			50.00%	50.00%
Subsequent Event [Member] | Bridge Loan From Bank [Member]
Significant Events During the Reporting Period [Line Items]
Note received				$ 524				$ 131
Bearing annual interest				10.50%				10.50%
Repaid percentage								11.00%
Subsequent Event [Member] | Maximum [Member] | Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		$ 8,000
Subsequent Event [Member] | Minimum [Member] | Subscription Agreements with Investors [Member]
Significant Events During the Reporting Period [Line Items]
Private placement investment		6,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Significant Events During the Reporting Period [Line Items]
Repaid percentage					50.00%				50.00%	50.00%
Private placement investment		2,000
Percentage of bearing annual interest					10.00%				10.00%	10.00%
Short term loans					$ 2,000				$ 2,000	$ 2,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member] | Maximum [Member]
Significant Events During the Reporting Period [Line Items]
PIPE investment		8,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member] | Minimum [Member]
Significant Events During the Reporting Period [Line Items]
PIPE investment		$ 6,000